FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of key inputs into the monte carlo simulation for the private placement warrants

	June 30, 2023	December 31, 2022
Series B-2 preferred stock fair value per share	$0.36	$0.37
Series B-2 preferred stock exercise price per share	$0.35	$0.35
Series B-3 preferred stock fair value per share	$0.06	$0.08
Series B-3 Warrants exercise price per share	$0.05	$0.05
Volatility	35.0% – 55.0%	50.0% – 65.0%
Risk free rate	5.2% – 5.5%	4.0% – 4.7%
Series B-2 Tranche Liability expected term	0.1 – 0.5	0.2 – 0.4 years
Series B-3 Warrants expected term	5.3 – 6.0 years	5.8 – 6.0 years
Expected dividends	—	—

Schedule of changes in the level 3 fair value of warrant liabilities

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	June 30,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(19)	$—	$—	$372

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	June 30,
Liabilities	2022	(Gains) Losses	(Settlements)		Level 3	2023
Warrant liability	$369	$(1)	$(106)		$—	$262
Series B-2 tranche liabilities	$4,702	$(2,241)	$(1,502)	(1)	$—	$959
Series B-3 warrant liabilities	$15,819	$(1,248)	$2,619	(2)	$—	$17,190
(1)	This amount includes the gain on extinguishment of the tranche liabilities.
(2)	This amount includes settlements of $12,082, transferred to convertible preferred stock, offset by issuances of $14,701

	Fair Value at	Change in			Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances		In (Out) of	December 31,
Liabilities	2020	(Gains) Losses	(Settlements)		Level 3	2021
Warrant liability	$3,399	$379	$(3,387)	(1)	$—	$391
Put option liability	$5,140	$70	$(5,210)		$—	$—

	Fair Value at	Change in		Net Transfer	Fair Value at
Level 3	December 31,	Unrealized	Issuances	In (Out) of	December 31,
Liabilities	2021	(Gains) Losses	(Settlements)	Level 3	2022
Warrant liability	$391	$(22)	$—	$—	$369
Series B-2 tranche liabilities	$—	$(1,645)	$6,347	$—	$4,702
Series B-3 warrant liabilities	$—	$3,853	$11,966	$—	$15,819

(1)This amount includes settlements of $3,397, reduced by issuances of $10.

MedTech Acquisition Corp
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

		June 30,	December 31,
	Level	2023	2022
Liabilities:
Warrant Liabilities - Public Warrants	2	$333,333	$666,667
Warrant Liabilities - Private Placement Warrants	3	$197,333	$394,667

		December 31,	December 31,
	Level	2022	2021
Assets:
Cash and investments held in Trust Account	1	$19,827,884	$250,007,295
Liabilities:
Warrant Liabilities - Public Warrants	1	$666,667	$4,333,333
Warrant Liabilities - Private Placement Warrants	3	$394,667	$2,565,333

Schedule of key inputs into the monte carlo simulation for the private placement warrants

	June 30,	December 31,
	2023	2022
Exercise price	$11.50	$11.50
Stock price	$10.48	$10.03
Volatility	4.90%	6.40%
Term	5.09	5.25
Risk-free rate	4.04%	3.91%
Dividend yield	0.00%	0.00%

	December 31,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock price	$10.03	$9.88
Volatility	6.40%	9.60%
Term	5.25	5.16
Risk-free rate	3.91%	1.27%
Dividend yield	0.00%	0.00%

Schedule of changes in the level 3 fair value of warrant liabilities

Private
Placement
Fair value as of December 31, 2022	$394,667
Change in fair value	(98,667)
Fair value as of March 31, 2023	296,000
Change in fair value	(98,667)
Fair value as of June 30, 2023	$197,333

Private Placement
Fair value as of December 31, 2021	$2,565,333
Change in fair value	(1,282,666)
Fair value as of March 31, 2022	1,282,667
Change in fair value	(888,000)
Fair value as of June 30, 2022	$394,667

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333
Change in fair value	(2,170,666)	—	(2,170,666)
Fair value as of December 31, 2022	$394,667	$—	$394,667

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$5,476,000	$9,166,666	$14,642,666
Change in fair value	(2,910,667)	(4,833,333)	(7,744,000)
Transfer to level 1	—	(4,333,333)	(4,333,333)
Fair value as of December 31, 2021	$2,565,333	$—	$2,565,333